Business Segments (Details) - Schedule of business segments - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Furniture and appliances	$ 3,352,618	$ 1,185,980	$ 6,616,984	$ 1,185,980
Construction	1,314,968		2,830,877		$ 1,120,224
Automotive supplies	1,980,368		1,980,368
Total Revenue	6,647,954	1,185,980	11,428,229	1,185,980
Total cost of sales	4,514,789	923,892	7,775,471	923,892	9,406,228	1,830,067
Total operating expenses	2,312,970	917,654	4,243,944	956,939
Income (loss) from operations	(179,805)	(655,566)	(591,186)	(694,851)
Retail & Appliances [Member]
Revenue
Furniture and appliances	3,352,618	1,185,980	6,616,984	1,185,980
Construction
Automotive supplies
Total Revenue	3,352,618	1,185,980	6,616,984	1,185,980
Total cost of sales	2,602,597	923,892	5,109,250	923,892	$ 5,866,414
Total operating expenses	679,826	435,286	1,412,170	435,286
Income (loss) from operations	70,195	(173,198)	95,564	(173,198)
Construction [Member]
Revenue
Furniture and appliances
Construction	1,314,968		2,830,877
Automotive supplies
Total Revenue	1,314,968		2,830,877
Total cost of sales	720,466		1,474,496
Total operating expenses	550,786		1,075,118
Income (loss) from operations	43,716		281,263
Automotive Supplies [Member]
Revenue
Furniture and appliances
Construction
Automotive supplies	1,980,368		1,980,368
Total Revenue	1,980,368		1,980,368
Total cost of sales	1,191,726		1,191,726
Total operating expenses	660,935		1,259,230
Income (loss) from operations	127,707		(470,588)
Corporate Services [Member]
Revenue
Furniture and appliances
Construction
Automotive supplies
Total Revenue
Total cost of sales
Total operating expenses	421,423	482,368	497,426	521,653
Income (loss) from operations	$ (421,423)	$ (482,368)	$ (497,426)	$ (521,653)